Supplementary Oil and Gas Information - (Unaudited) - Standardized Measure of Discounted Future Net Cash Flow Changes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows at beginning of year	$ 1,855	$ 2,754
Oil and gas sales during period net of production costs and royalties	(460)	(417)
Changes due to prices	(309)	(1,009)
Actual development costs during the period	342	291
Changes in forecast development costs	28	(74)
Changes resulting from extensions, infills and improved recovery	210	127
Changes resulting from discoveries	0	0
Changes resulting from acquisitions of reserves	72	0
Changes resulting from dispositions of reserves	0	0
Accretion of discount	172	249
Net change in income tax	29	123
Changes resulting from other changes and technical reserves revisions plus effects on timing	247	101
All other changes	(390)	(290)
Standardized measure of discounted future net cash flows at end of year	$ 1,795	$ 1,855